BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure Of Basis Of Presentation And Significant Accounting Policies [Abstract]
Disclosure of detailed information about foreign exchange rates used [Table Text Block]
Rand/USD
Year-end rate:	R17.0760(2021 R14,5241)
Year average rate:	R15.5782 (2021 R15.0043)

CAD/USD
Year-end rate:	C$1.3111 (2021 C$1.2617)
Year average rate:	C$1.2720 (2021 C$1.2688)

Disclosure of detailed information of property plant and equipment [Table Text Block]
Leasehold Improvements	3-5 years
Computer Equipment and software	3-5 years
Furniture and Fixtures	5-10 years